Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-A SERIES
Monthly Servicer's Statement
for the month ended August 31, 2012

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	45.95%
From	01-Aug-12	15-Aug-12	17-Sep-12	Floating Allocation Percentage at Month-End	85.00%
To	31-Aug-12	17-Sep-12
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$275,468,647.43		Beginning	-

Total Collateral	$1,533,368,647.43		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	153.34%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	33
	Total Pool		LIBOR	0.239500%
Beginning Gross Principal Pool Balance	$3,656,707,241.75		Applicable Margin	0.470000%
Total Principal Collections	$(1,695,266,719.83)			0.709500%
Investment in New Receivables	$1,817,327,477.57
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	650,375.00	0.65
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.65
Less Net CMA Offset	$(438,548,831.26)
Less Servicing Adjustment	$(3,323,016.16)		Total Due Investors	650,375.00	0.709500%
Ending Balance	$3,336,896,152.07		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,371,657.95
SAP for Next Period	45.95%

Average Receivable Balance	$3,278,710,314.97
Monthly Payment Rate	51.71%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$7,860,930.55
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$7,860,930.55